Financial Instruments Fair Value Disclosures - Summary of Financial Liabilities (Detail) - Loan Notes [Member] £ in Thousands	Jun. 30, 2020 GBP (£)
Disclosure of financial liabilities [line items]
Financial liabilities	£ 13,114
Financial Liabilities at Amortised Cost [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	£ 11,565